As filed with the Securities and Exchange Commission on February 10, 2017

Securities Act Registration No. 333-65829

Investment Company Act Registration No. 811-9067

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 26	☒

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 26	☒

KIRR, MARBACH PARTNERS FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

621 Washington Street Columbus, Indiana	47201
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code:  (812) 376-9444

Mark D. Foster

Kirr, Marbach & Company, LLC

621 Washington Street

Columbus, Indiana  47201

(Name and Address of Agent for Service)

Copies to:

Scott A. Moehrke

Kirkland & Ellis LLP

300 North LaSalle

Chicago, Illinois  60654

It is proposed that this filing will become effective (check appropriate box)

☒           immediately upon filing pursuant to paragraph (b)

☐            on (date) pursuant to paragraph (b)

☐            60 days after filing pursuant to paragraph (a)(1)

☐            on (date) pursuant to paragraph (a)(1)

☐            on 75 days after filing pursuant to paragraph (a)(2)

☐            on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐            this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) and has duly caused this Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus and State of Indiana on the 10th day of February, 2017.

KIRR, MARBACH PARTNERS FUNDS, INC.
(Registrant)

By:	/s/ Mark D. Foster
Mark D. Foster, Chairman and President

Each person whose signature appears below constitutes and appoints Mark D. Foster, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in any and all capacities, to sign any and all post-effective amendments to this Registration Statement and to file the same, with all exhibits thereto, and any other documents in connection therewith, with the Securities and Exchange Commission and any other regulatory body, granting unto said attorney-in-fact and agent, full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

Name	Title	Date

/s/ Mark D. Foster	Director, Chairman and President	February 10, 2017
Mark D. Foster

/s/ Mickey Kim	Director, Vice President, Treasurer, Secretary and Chief Compliance Officer	February 10, 2017
Mickey Kim

/s/ Jeffrey N. Brown	Director	February 10, 2017
Jeffrey N. Brown

/s/ Mark E. Chesnut	Director	February 10, 2017
Mark E. Chesnut

/s/ John F. Dorenbusch	Director	February 10, 2017
John F. Dorenbusch

C-5

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase